Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 131,764	$ 126,676	$ 103,986	$ 87,182	$ 125,781	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Convertible note receivable	24,333		21,856
Class Action Settlement Recoverable	41,500		41,500
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	131,764		103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Other accounts receivables	408		2,788
Non-revolving term loan	532		431
Convertible note receivable	24,333		21,856
Class Action Settlement Recoverable	41,500		41,500
Maximum exposure to credit risk related to financial assets	$ 201,373		$ 174,911